UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Health Care Index Fund Schedule of Investments May 31, 2005
	Shares	Market Value ($000)

COMMON STOCKS (99.9%)

Advertising Agencies (0.0%)
* Ventiv Health, Inc.	1,999	$41

Biotech Research & Production (12.6%)
* Amgen, Inc.	159,175	9,961
* Genentech, Inc.	59,153	4,688
Baxter International, Inc.	77,235	2,850
* Genzyme Corp.-General Division	30,994	1,934
* Biogen Idec Inc.	41,777	1,633
* Celgene Corp.	20,585	872
* Chiron Corp.	13,968	524
* Invitrogen Corp.	6,484	514
* Charles River Laboratories, Inc.	7,698	370
* Millennium Pharmaceuticals, Inc.	38,397	321
* Millipore Corp.	6,238	321
* Cephalon, Inc.	7,269	308
* ImClone Systems, Inc.	8,291	275
* IDEXX Laboratories Corp.	4,342	251
* OSI Pharmaceuticals, Inc.	6,382	237
* Protein Design Labs, Inc.	11,990	229
* Neurocrine Biosciences, Inc.	4,512	170
* Human Genome Sciences, Inc.	14,558	164
* ICOS Corp.	7,555	163
* Martek Biosciences Corp.	3,686	138
* Transkaryotic Therapies, Inc.	3,462	118
* Vicuron Pharmaceuticals Inc.	7,129	117
* Applera Corp.-Celera Genomics Group	9,107	90
* Telik, Inc.	6,318	90
* Nabi Biopharmaceuticals	7,230	89
* ArthroCare Corp.	2,731	88
* Serologicals Corp.	3,831	82
* Integra LifeSciences Holdings	2,403	80
* Alexion Pharmaceuticals, Inc.	3,448	78
* Encysive Pharmaceuticals, Inc.	7,183	73
* Abgenix, Inc.	9,994	72
* Incyte Corp.	9,259	71
* Myriad Genetics, Inc.	3,822	63
* Cubist Pharmaceuticals, Inc.	6,203	62
* Exelixis, Inc.	8,708	61
* NPS Pharmaceuticals Inc.	4,796	56
* Digene Corp.	2,020	51
* Zymogenetics, Inc.	2,851	50
* InterMune Inc.	3,609	43
* Discovery Laboratories, Inc.	5,849	41
* Geron Corp.	5,068	41
* ARIAD Pharmaceuticals, Inc.	6,703	40
* Keryx Biopharmaceuticals, Inc.	3,096	38
* Kensey Nash Corp.	1,301	35
* Barrier Therapeutics Inc.	2,134	34
* Enzon Pharmaceuticals, Inc.	5,424	33
* Idenix Pharmaceuticals Inc.	1,595	33
* Tanox, Inc.	3,252	32
* Cell Genesys, Inc.	5,398	31
* Albany Molecular Research, Inc.	2,579	31
* Lexicon Genetics Inc.	6,034	29
* Antigenics, Inc.	3,403	23
* Maxygen Inc.	2,885	23
* Cell Therapeutics, Inc.	7,467	22
* deCODE genetics, Inc.	2,825	22
* Trimeris, Inc.	2,087	21
* PRA International	741	19
* CuraGen Corp.	4,281	18
* Diversa Corp.	3,338	17
* MannKind Corp.	821	11
* XOMA Ltd.	6,062	9
* Corixa Corp.	1,206	5
* Genta Inc.	4,120	5

		27,970

Computer Services Software & Systems (0.1%)
* Dendrite International, Inc.	5,003	78
* The TriZetto Group, Inc.	4,199	58

		136

Consumer Products (0.1%)
Matthews International Corp.	4,086	151

Drugs & Pharmaceuticals (50.6%)
Pfizer Inc.	934,809	26,081
Johnson & Johnson	371,989	24,960
Abbott Laboratories	194,877	9,401
Merck & Co., Inc.	277,927	9,016
Eli Lilly & Co.	127,625	7,441
Wyeth	167,203	7,252
Bristol-Myers Squibb Co.	243,761	6,182
Schering-Plough Corp.	184,539	3,599
Cardinal Health, Inc.	54,257	3,143
* Gilead Sciences, Inc.	54,252	2,213
* Forest Laboratories, Inc.	45,139	1,741
Allergan, Inc.	16,783	1,298
AmerisourceBergen Corp.	13,843	894
* MedImmune Inc.	31,267	825
* Sepracor Inc.	13,076	795
* Hospira, Inc.	18,563	707
* Barr Pharmaceuticals Inc.	11,604	590
Mylan Laboratories, Inc.	33,890	559
* IVAX Corp.	24,135	474
* Watson Pharmaceuticals, Inc.	13,021	391
* King Pharmaceuticals, Inc.	30,318	287
Valeant Pharmaceuticals International	11,411	235
* MGI Pharma, Inc.	8,857	205
Medicis Pharmaceutical Corp.	6,901	194
* Nektar Therapeutics	10,478	192
* Andrx Group	9,085	182
* Amylin Pharmaceuticals, Inc.	11,099	177
* Endo Pharmaceuticals Holdings, Inc.	8,211	167
Perrigo Co.	9,840	153
* Vertex Pharmaceuticals, Inc.	9,961	139
* PAR Pharmaceutical Cos. Inc.	4,274	137
* United Therapeutics Corp.	2,662	133
* Alkermes, Inc.	11,146	129
* Kos Pharmaceuticals, Inc.	2,212	128
* The Medicines Co.	5,760	126
* Eon Labs, Inc.	3,929	120
* American Pharmaceuticals Partners, Inc.	2,692	118
* Onyx Pharmaceuticals, Inc.	4,479	112
* Priority Healthcare Corp. Class B	4,645	106
* Connetics Corp.	4,408	98
* CV Therapeutics, Inc.	4,583	93
* Impax Laboratories, Inc.	4,806	79
* Medarex, Inc.	10,201	77
* K-V Pharmaceutical Co. Class A	3,758	75
* Bone Care International, Inc.	2,265	74
* Salix Pharmaceuticals, Ltd.	4,116	72
* AtheroGenics, Inc.	4,692	67
* First Horizon Pharmaceutical Corp.	3,547	67
Alpharma, Inc. Class A	5,057	65
* Pharmion Corp.	2,889	59
* BioMarin Pharmaceutical Inc.	8,000	54
* Ligand Pharmaceuticals Inc. Class B	9,227	54
* Noven Pharmaceuticals, Inc.	2,932	53
* Enzo Biochem, Inc.	3,287	50
* Adolor Corp.	4,653	44
* Dendreon Corp.	7,103	38
* NitroMed, Inc.	1,868	36
* Inspire Pharmaceuticals, Inc.	5,190	34
* ImmunoGen, Inc.	5,063	30
* Eyetech Pharmaceuticals Inc.	2,343	30
* Regeneron Pharmaceuticals, Inc.	4,745	30
* Isis Pharmaceuticals, Inc.	6,465	24
* NeoPharm, Inc.	2,339	23
* New River Pharmaceuticals Inc.	684	22
* SFBC International, Inc.	536	19
* K-V Pharmaceutical Co. Class B	932	19
* GTx, Inc.	824	7
* Pozen Inc.	804	6
* SciClone Pharmaceuticals, Inc.	1,928	5
* Santarus Inc.	955	3
* Lannett Co., Inc.	380	2

		112,011

Electronics-Gauge & Meter (0.2%)
* Thermo Electron Corp.	20,096	529

Electronics-Medical Systems (4.6%)
Medtronic, Inc.	151,458	8,141
* Varian Medical Systems, Inc.	16,702	628
* Affymetrix, Inc.	7,785	416
* Advanced Medical Optics, Inc.	8,112	313
* Intuitive Surgical, Inc.	4,068	201
* Haemonetics Corp.	3,177	129
* Hologic, Inc.	2,580	95
* eResearch Technology, Inc.	6,126	75
* Wilson Greatbatch Technologies, Inc.	2,712	65
Analogic Corp.	1,459	62
Datascope Corp.	1,570	48
* Zoll Medical Corp.	1,212	29
* IntraLase Corp.	1,250	24
* Bruker BioSciences Corp.	5,085	21
* EPIX Pharmaceuticals, Inc.	2,191	17
* CardioDynamics International Corp.	2,002	4
* Possis Medical Inc.	176	2

		10,270

Electronics-Technology (0.2%)
PerkinElmer, Inc.	15,394	295
* Intermagnetics General Corp.	3,468	100

		395

Financial Data Processing Services (0.0%)
NDCHealth Corp.	4,463	75

Health & Personal Care (4.9%)
* WellPoint Inc.	37,687	5,012
* Medco Health Solutions, Inc.	34,326	1,716
McKesson Corp.	35,145	1,415
* Express Scripts Inc.	8,192	757
* Lincare Holdings, Inc.	12,620	555
Omnicare, Inc.	13,079	501
* Accredo Health, Inc.	6,104	274
* Apria Healthcare Group Inc.	6,065	191
* LabOne, Inc.	2,200	85
* IDX Systems Corp.	2,452	78
* Odyssey Healthcare, Inc.	4,337	58
* Gentiva Health Services, Inc.	2,870	46
* VistaCare, Inc.	2,041	36
* Symbion, Inc.	1,438	34
* Alliance Imaging, Inc.	1,922	19

		10,777

Health Care Facilities (4.3%)
HCA Inc.	49,099	2,651
Quest Diagnostics, Inc.	10,896	1,144
* Laboratory Corp. of America Holdings	17,031	825
Health Management Associates Class A	30,624	772
* Tenet Healthcare Corp.	58,726	712
* DaVita, Inc.	12,253	564
* Triad Hospitals, Inc.	9,722	493
Manor Care, Inc.	10,697	416
* Renal Care Group, Inc.	8,513	394
* Pharmaceutical Product Development, Inc.	6,361	308
* LifePoint Hospitals, Inc.	6,028	271
* Kindred Healthcare, Inc.	4,602	178
* United Surgical Partners International, Inc.	3,622	174
* Beverly Enterprises, Inc.	13,463	167
* American Healthways Inc.	3,868	152
* Sunrise Senior Living, Inc.	2,227	116
* Genesis Healthcare Corp.	2,270	99
LCA-Vision Inc.	1,733	77
National Healthcare Corp.	1,038	34
* Psychiatric Solutions, Inc.	418	17
* Specialty Laboratories, Inc.	870	7

		9,571

Health Care Management Services (8.4%)
UnitedHealth Group Inc.	163,764	7,956
Aetna Inc.	36,916	2,880
* Caremark Rx, Inc.	56,242	2,512
IMS Health, Inc.	29,179	716
* Humana Inc.	18,920	688
* PacifiCare Health Systems, Inc.	10,881	684
* Health Net Inc.	13,913	476
* Community Health Systems, Inc.	10,983	399
Universal Health Services Class B	6,835	399
* WebMD Corp.	37,247	351
* AMERIGROUP Corp.	6,255	245
* Cerner Corp.	3,647	238
* Pediatrix Medical Group, Inc.	2,791	206
* Sierra Health Services, Inc.	2,970	196
* Centene Corp.	5,149	166
* AmSurg Corp.	3,733	101
* Wellcare Group Inc.	2,688	93
* Molina Healthcare Inc.	1,766	76
* Per-Se Technologies, Inc.	3,802	72
* Eclipsys Corp.	4,986	67
* Allscripts Healthcare Solutions, Inc.	3,136	51
Hooper Holmes, Inc.	7,641	31
* OCA Inc.	5,936	24
* CorVel Corp.	860	23
Computer Programs and Systems, Inc.	456	15

		18,665

Identification Control & Filter Devices (0.3%)
* Waters Corp.	15,105	587

Insurance-Multiline (0.9%)
CIGNA Corp.	16,861	1,640
* WellChoice Inc.	4,219	241
* HealthExtras, Inc.	2,799	48

		1,929

Medical & Dental Instruments & Supplies (10.8%)
Guidant Corp.	40,457	2,989
* Zimmer Holdings, Inc.	30,679	2,349
* Boston Scientific Corp.	79,326	2,149
Becton, Dickinson & Co.	31,723	1,822
* St. Jude Medical, Inc.	45,294	1,817
Stryker Corp.	32,707	1,591
Biomet, Inc.	29,996	1,131
C.R. Bard, Inc.	13,169	899
* Patterson Cos	13,003	590
Beckman Coulter, Inc.	7,782	545
DENTSPLY International Inc.	9,418	537
Bausch & Lomb, Inc.	6,663	520
* Henry Schein, Inc.	10,926	440
Cooper Cos., Inc.	5,266	348
* Edwards Lifesciences Corp.	7,473	342
* Cytyc Corp.	14,246	334
Dade Behring Holdings Inc.	4,960	332
* Kinetic Concepts, Inc.	5,141	330
* Respironics, Inc.	4,490	300
* INAMED Corp.	4,493	280
* ResMed Inc.	4,288	268
* Gen-Probe Inc.	6,246	243
* Techne Corp.	4,649	217
STERIS Corp.	8,636	209
Mentor Corp.	5,035	206
* Immucor Inc.	5,649	189
* Sybron Dental Specialties, Inc.	4,967	184
Invacare Corp.	3,624	162
* Ventana Medical Systems, Inc.	3,727	157
* American Medical Systems Holdings, Inc.	7,606	152
Owens & Minor, Inc. Holding Co.	4,885	151
PolyMedica Corp.	3,436	121
Diagnostic Products Corp.	2,755	120
* CONMED Corp.	3,590	113
* Bio-Rad Laboratories, Inc. Class A	2,054	111
West Pharmaceutical Services, Inc.	3,779	105
* Biosite Inc.	1,905	104
* Wright Medical Group, Inc.	3,693	102
* Cyberonics, Inc.	2,593	95
* PSS World Medical, Inc.	8,037	94
* Advanced Neuromodulation Systems, Inc.	2,595	92
* Laserscope	2,612	90
* Viasys Healthcare Inc.	3,850	90
Arrow International, Inc.	2,439	82
* DJ Orthopedics Inc.	2,767	77
* Kyphon Inc.	2,613	75
* SurModics, Inc.	1,875	74
* Thoratec Corp.	4,886	73
* Foxhollow Technologies Inc.	1,600	61
* SonoSite, Inc.	1,839	56
* Inverness Medical Innovations, Inc.	1,949	55
* ICU Medical, Inc.	1,592	53
* Merit Medical Systems, Inc.	3,128	46
* OraSure Technologies, Inc.	5,022	42
* Align Technology, Inc.	5,313	39
Vital Signs, Inc.	855	36
* Molecular Devices Corp.	1,696	33
Young Innovations, Inc.	766	28
* Conor Medsystems, Inc.	1,831	27
* Closure Medical Corp.	975	26
* Conceptus, Inc.	3,176	17
* Symmetry Medical Inc.	562	13

		23,933

Medical Services (0.8%)
* Coventry Health Care Inc.	13,406	933
* Covance, Inc.	7,826	342
* VCA Antech, Inc.	9,790	242
* Magellan Health Services, Inc.	3,497	114
* PAREXEL International Corp.	3,277	60
* RehabCare Group, Inc.	2,092	58

		1,749

Multi-Sector Companies (0.2%)
Hillenbrand Industries, Inc.	7,049	356

Retail (0.4%)
* Fisher Scientific International Inc.	14,751	921

Scientific Equipment & Supplies (0.3%)
Applera Corp.-Applied Biosystems Group	24,609	527
* Varian, Inc.	4,344	162
* Bioveris Corp.	290	1

		690

Services-Commercial (0.2%)
Chemed Corp.	3,164	134
* The Advisory Board Co.	2,271	103
* Cross Country Healthcare, Inc.	3,227	55
* AMN Healthcare Services, Inc.	3,423	49
* Medical Staffing Network Holdings, Inc.	1,108	6

		347

TOTAL COMMON STOCKS
(Cost $211,369)		221,103

TEMPORARY CASH INVESTMENT (0.0%)

Vanguard Market Liquidity Fund, 3.018%**
(Cost $64)	64,371	64

TOTAL INVESTMENTS (99.9%)
(Cost $211,433)		221,167

OTHER ASSETS AND LIABILITIES-NET (0.1%)		305

NET ASSETS (100%)		$221,472

*Non-income-producing security. **Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2005, the cost of investment securities for tax purposes was $211,433,000. Net unrealized appreciation of investment securities for tax purposes was $9,734,000, consisting of unrealized gains of $13,970,000 on securities that had risen in value since their purchase and $4,236,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.